CAPITAL STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
CAPITAL STOCK [Text Block]

12. CAPITAL STOCK

[a]	Authorized capital stock consists of 250,000,000 common shares with a par value of $0.001 per share and 15,000,000 preferred shares with a par value of $0.001 per share.

[b]	Warrants:

The following table summarizes information about warrants outstanding and exercisable as at June 30, 2012:

Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
3,250,000	0.6	$0.30	January 21, 2013
4,725,000	0.6	$0.20	January 27, 2013
3,359,250	0.9	$0.40	May 22, 2013
2,226,500	1.4	$0.30	November 13, 2013
1,500,000	2.7	C$0.186	March 19, 2015
14,955,308	1.3	$0.164	October 20, 2013
14,062,500	2.8	C$0.16	April 19, 2015
44,078,558	1.5	$0.20 *

* Based on the June 30, 2012 exchange rate of Cdn$0.9822 equals US$1.

[c]        Stock Options:

2006 Omnibus Incentive Plan

The Company recognizes stock-based compensation expense over the requisite service period of the individual grants, which generally equals the vesting period. The Company’s total employees are relatively few in number and turnover is considered minimal, therefore the Company currently estimates forfeitures to be 20%. Estimate of forfeitures is reviewed on a quarterly basis. Stock-based compensation is expensed on a straight-line basis.

On September 8, 2011, at the annual general meeting of the shareholders, the shareholders approved an increase in the number of shares of common stock issuable pursuant to the grant of stock options under the Omnibus Incentive Plan. After the shareholders approved the increase, the 2006 Omnibus Incentive Plan authorizes us to grant 12,000,000 options of common stock and 1,000,000 restricted stock units.

The Company recorded total stock-based compensation expense related to stock options and restricted stock units as follows:

	Three months	Three months
	ended June 30,	ended June 30,
	2012	2011

Management, Board of Directors, and employees expense	$85,144	$11,187
Consulting expense	5,439	7,321
Total	$90,583	$18,508

Stock option activity

The following table summarizes the Company’s stock option activity (excluding options issued to a consultant, above) for quarter ended June 30, 2012:

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2012	6,242,500	$0.30 *
Granted	250,000	$0.14
Exercised	-	-
Forfeited	(820,000)	$0.67 *
Total outstanding at June 30, 2012	5,672,500
Vested and exercisable at June 30, 2012	5,242,500	0.24 *

* Based on the March 31, 2012 exchange rate of Cdn$0.9822 equals US$1.

The weighted-average grant-date fair value of the options granted in the quarter ended June 30, 2012 was $0.14.

The intrinsic value of exercisable stock options at June 30, 2012 was $40,693 and the weighted average term of the remaining exercisable options is 2.6 years.

The 250,000 options granted in the quarter ended were granted to an executive of the Company and will vest over the course of this fiscal year.

Valuation assumptions

Compensation and consulting expense recorded in the consolidated financial statements has been estimated using the Black-Scholes option-pricing model. The weighted average assumptions used in the pricing model include:

	3 Months	3 Months
	ended	ended
	June 30, 2012	June 30, 2011

Dividend yield	0%	0%
Expected volatility	87.35%	11.26%
Risk free interest rate	0.42%	0.78%
Expected lives	3 years	3 years

The risk-free interest rate was determined based on the rate at the time of grant for US government zero-coupon bonds for a 2-3-year term, which is a term equal to the estimated life of the option. Dividend yield was based on the stock option’s exercise price and expected annual dividend rate at the time of grant. Volatility was derived by measuring the average share price fluctuation of the Company’s stock. The period of historical volatility is the same period as the expected life of the options being three years.

[d] Restricted stock units (“RSUs”):

The RSU grants entitle the recipient to receive shares of common stock of the Company upon vesting. The RSU grants can vest immediately or over a period for up to five years.

The following table summarizes information about RSUs outstanding as at June 30, 2012:

	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at June 30, 2012	1,116,170	940,920	132,750	42,500	—

All issued restricted stock units have vested.

12. CAPITAL STOCK

[a]	Authorized capital stock consists of 250,000,000 common shares with a par value of $0.001 per share and 15,000,000 preferred shares with a par value of $0.001 per share.

On May 20, 2011, the Company issued 7,726,250 common shares in connection with the exercise of the option to reduce the royalty (see Note 10). The shares were valued at $1,081,675, which was based upon the fair value of the shares on the date of exercise.

On May 24, 2011, the Company issued 89,060,000 common shares in connection with a public offering for net cash proceeds of $9,601,639, after offering costs of $1,466,723.

During the quarter ended December 31, 2011, 150,000 options were exercised for proceeds of $20,080.

During the quarter ended December 31, 2011, 183,500 warrants were exercised for proceeds of $45,874.

[b]	Warrants:

The following table summarizes information about warrants outstanding and exercisable as at March 31, 2012:

Warrants Outstanding and Exercisable

Warrants	Avg Remaining	Exercise Price	Expiry Date
	Life in Years
732,215	0.2	$0.20	June 16, 2012
3,250,000	0.7	$0.30	January 21, 2013
4,725,000	0.7	$0.20	January 27, 2013
3,359,250	1.1	$0.40	May 22, 2013
2,226,500	1.5	$0.30	November 13, 2013
1,500,000	3.0	C$0.186	March 19, 2015
14,955,308	1.5	$0.164	October 20, 2013
30,748,273	1.3	$0.25

[c]	Stock options:

2006 Omnibus Incentive Plan

The Plan is administered by the Compensation Committee, which has full and final authority with respect to the granting of options there under. Options may be granted under the Plan to such directors, officers, employees or consultants of Gryphon Gold and its subsidiaries as the Compensation Committee may from time to time designate (referred to as a “participant”). Each option will generally entitle a participant to purchase one share of common stock during the term of the option upon payment of the exercise price. The exercise price of any options granted under the Plan shall be determined by the Compensation Committee and may not be less than the market price of our common stock on the date of grant of the options (calculated in accordance with the rules of the Toronto Stock Exchange as the volume weighted average trading price for the five trading days preceding the date of grant). Gryphon Gold may provide financial assistance to eligible persons to purchase shares of common stock under the Plan, subject to applicable law and the rules and policies of any securities regulatory authority or stock exchange with jurisdiction over the Corporation or a trade in its securities. Any financial assistance so provided will be repayable with full recourse and the term of any such financing shall not exceed the term of the option to which the financing applies.

The term of any options granted shall be determined by the Compensation Committee at the time of the grant but the term of any options granted under the Plan shall not exceed ten years. If desired by the Compensation Committee, options granted under the Plan may be subject to vesting provisions. Options granted under the Plan are not transferable or assignable other than by will or otherwise by operation of law. In the event of death or disability of an option holder, options granted under the Plan vest immediately if unvested and expire one year from the death or disability of the option holder.

Certain restrictions contained in the Plan include:

  the number of shares of common stock which may be issued pursuant to the Plan (or any other employee related plan or options for service) to any one person may not exceed 5% of all the common shares issued and outstanding on a non-diluted basis from time to time; and

  the number of shares of common stock which may be issued pursuant to the Plan (or any other employee-related plan or options for services) to insiders (as defined in the rules of the Toronto Stock Exchange to include generally directors, senior officers of Gryphon Gold or its subsidiaries or shareholders who own more than 10% of our common stock) during any twelve month period may not exceed 10% of the common stock issued and outstanding on a non-diluted basis from time to time (unless approval of disinterested shareholders has been obtained in accordance with the rules of the Toronto Stock Exchange).

  the number of shares of common stock which may be reserved for issuance in respect of options granted to insiders pursuant to the Plan (or any other employee-related plan or options for service) may not exceed 10% of the common stock issued and outstanding on a non-diluted basis from time to time unless approval of disinterested shareholders has been obtained in accordance with the rules of the Toronto Stock Exchange).

Our Board of Directors may at any time terminate or amend the Plan in any respect, provided however, that the Board may not, without the approval of the shareholders, amend the Plan or any option granted thereunder in any manner that requires shareholder approval under applicable law or the rules and policies of any stock exchange or quotation system upon which the common shares are listed or quoted.

The Company recognizes stock-based compensation expense over the requisite service period of the individual grants, which generally equals the vesting period. The Company’s total employees are relatively few in number and turnover is considered minimal, therefore the Company currently estimates forfeitures to be 20%. Estimate of forfeitures is reviewed on a quarterly basis. Stock-based compensation is expensed on a straight-line basis over the requisite service period.

On September 8, 2011, at the annual general meeting of the shareholders, the shareholders approved an increase in the number of shares of common stock issuable pursuant to the grant of stock options under the Omnibus Incentive Plan. After the shareholders approved the increase, the 2006 Omnibus Incentive Plan authorizes us to grant 12,000,000 options of common stock and 1,000,000 restricted stock units.

The Company recorded total stock-based compensation expense related to stock options and restricted stock units as follows:

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
Management salaries	$259,173	$122,375
Consulting expense	18,110	62,035
Total	$277,283	$184,410

Stock option activity

The following table summarizes the Company’s stock option activity (excluding options issued to a consultant, above) for year ended March 31, 2012:

	Number of Stock	Weighted Average
	Options	Exercise Price
Outstanding, April 1, 2011	4,917,500	$0.41 *
Granted	2,315,000	$0.26
Exercised	(150,000)	$0.13
Forfeited	(840,000)	$0.81 *
Total outstanding at March 31, 2012	6,242,500	$0.30 *
Vested and exercisable at December 31, 2011	5,390,000	$0.31 *

* Based on the March 31, 2012 exchange rate of Cdn$1 equals US$1.0025.

The weighted-average grant-date fair value of the options granted in the year ended March 31, 2012 was $0.16.

The intrinsic value of options exercised during the year ended March 31, 2012 was $25,819. The intrinsic value of exercisable stock options at March 31, 2012 was $76,553 and the weighted average term of the remaining exercisable options is 2.6 years.

Out of the 2,315,000 granted during the year ended March 31, 2012, 150,000 were granted to a consultant, the remaining were granted to employees and directors.

Valuation assumptions

Compensation and consulting expense recorded in the consolidated financial statements has been estimated using the Black-Scholes option-pricing model. The weighted average assumptions used in the pricing model include:

	Year	Year
	ended	ended
	March 31, 2012	March 31, 2011
Dividend yield	0%	0%
Expected volatility	90%-112%	99% -119%
Risk free interest rate	0.31%-0.78%	0.52% -1.62%
Expected lives	3 years	2 - 3 years

The risk-free interest rate was determined based on the rate at the time of grant for US government zero-coupon bonds for a 2-3-year term, which is a term equal to the estimated life of the option. Dividend yield was based on the stock option’s exercise price and expected annual dividend rate at the time of grant. Volatility was derived by measuring the average share price fluctuation of the Company’s stock. The period of historical volatility is the same period as the expected life of the options being three years.

[d]	Restricted stock units (“RSUs”):

The RSU grants entitle the recipient to receive shares of common stock of the Company upon vesting. The RSU grants can vest immediately or over a period for up to five years.

The following table summarizes information about RSUs outstanding as at March 31, 2012:

	RSUs	RSUs	RSUs	RSUs	Weighted
	Granted	Vested	Forfeited	Cancelled	Average
				and Cash in	Fair Value
				lieu of	at Grant
				issued	Date
Outstanding at April 1, 2006	—	—	—		—
Issued April 18, 2006	8,000	8,000	—		Cdn$1.63
Issued December 12, 2006	29,000	15,000	14,000		Cdn$0.84
Issued January 10, 2007	650,000	488,750	118,750	42,500	Cdn$0.82
Issued September 6, 2007	154,170	154,170	—		Cdn$0.77
Issued September 20, 2010	275,000	275,000	—		$0.16

Outstanding at March 31, 2012	1,116,170	940,920	132,750	42,500	—

All issued restricted stock units have vested.